4. Income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong		$ (879)		$ (157)		$ 13
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong		8		47		117
Total current provision		8		47		117
Deferred tax benefit: The PRC and Hong Kong		10		26		25
Total deferred provision		$ 10		$ 26		$ 25
ZHEJIANG TIANLAN
The provision for income taxes consists of:
Current PRC EIT Domestic | ¥	¥ 2,159		¥ 3,110		¥ 1,650
Total current provision | ¥	2,159		3,110		1,650
Deferred tax benefit: | ¥	(1,391)		(447)		784
Total deferred provision | ¥	¥ (1,391)		¥ (447)		¥ 784